Interest Expense and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Interest payable on long-term borrowings	$ 1,958	$ 3,721	$ 3,603
Bank charges	59	69	28
Amortization of debt discount	547	293	383
Operating lease liability interest	52	44	51
Other finance expenses	646	28	638
Total	$ 3,262	$ 4,155	$ 4,703